Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Disclosure of transactions between related parties
The total amount of the remuneration paid in local currency to all non-executive directors for their services as members of the board and committees (if applicable) is as follows:

(in thousands of EUR)	2023	2022	2021
Total remuneration	1,441	977	977
The remuneration (excluding the CEO) consists of a fixed and a variable component and can be summarized as follows:

(in thousands of EUR)	2023	2022	2021
Total fixed remuneration	2,456	2,724	2,068
of which
Cost of pension	24	28	28
Other benefits	—	810	—

Total variable remuneration	8,500	7,320	1,606
of which
Share-based payments	3,218	5,757	911
Termination benefits	3,642	—	—
The remuneration of the CEO can be summarized as follows:

(in thousands of EUR)	2023	2022	2021
Total fixed remuneration	471	624	624
of which
Cost of pension	—	—	—
Other benefits	—	—	—

Total variable remuneration	4,163	3,628	903
of which
Share-based payments	1,811	2,966	568
Termination benefits	1,690	—	—
Details of outstanding balances and transactions between the Group and its joint ventures are disclosed below:

As of and for the year ended December 31, 2022
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income
TI Africa Ltd	—	58	—	162	—
TI Asia Ltd	—	—	—	162	1,000
Bari Shipholding Ltd	14	—	850	—	—
Bastia Shipholding Ltd	—	—	—	—	150
Tankers Agencies (UK) Ltd	—	125	—	—	1,871
Total	14	183	850	324	3,021

As of and for the year ended December 31, 2023
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income

Bari Shipholding Ltd	46	—	850	—	—
Bastia Shipholding Ltd	—	—	—	—	150
Tankers Agencies (UK) Ltd	—	103	—	—	—
Total	46	103	850	—	150